UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00058)

Exact name of registrant as specified in charter:	George Putnam Balanced Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

Item 1. Schedule of Investments:

George Putnam Balanced Fund

The fund's portfolio
4/30/11 (Unaudited)

COMMON STOCKS (60.0%)(a)
	Shares	Value

Banking (6.4%)

Bank of America Corp.	696,753	$8,556,127

Bank of New York Mellon Corp. (The)	239,900	6,947,504

BB&T Corp.	98,900	2,662,388

Comerica, Inc.	68,700	2,605,791

Fifth Third Bancorp	118,300	1,569,841

JPMorgan Chase & Co.	603,700	27,546,831

PNC Financial Services Group, Inc.	69,100	4,307,694

State Street Corp.	198,300	9,230,865

SunTrust Banks, Inc.	77,900	2,196,001

U.S. Bancorp	378,000	9,759,960

Wells Fargo & Co.	317,800	9,251,158

		84,634,160
Basic materials (1.9%)

Alcoa, Inc.	198,400	3,372,800

Dow Chemical Co. (The)	69,100	2,832,409

E.I. du Pont de Nemours & Co.	129,800	7,371,342

Nucor Corp.	113,300	5,320,568

PPG Industries, Inc.	63,400	6,002,078

Weyerhaeuser Co.(R)	35,072	807,007

		25,706,204
Capital goods (3.3%)

Avery Dennison Corp.	30,400	1,268,896

Deere & Co.	30,500	2,973,750

Eaton Corp.	55,000	2,944,150

Emerson Electric Co.	25,100	1,525,076

Illinois Tool Works, Inc.	73,400	4,287,294

Ingersoll-Rand PLC	97,900	4,943,950

Lockheed Martin Corp.	34,400	2,726,200

Molex, Inc.	57,000	1,539,000

Northrop Grumman Corp.	77,000	4,897,970

Parker Hannifin Corp.	50,600	4,772,592

Raytheon Co.	91,900	4,461,745

United Technologies Corp.	86,000	7,703,880

		44,044,503
Communication services (4.3%)

AT&T, Inc.	631,482	19,651,720

Comcast Corp. Class A	298,800	7,840,512

DIRECTV Class A(NON)	51,800	2,516,962

DISH Network Corp. Class A(NON)	71,600	1,792,864

Time Warner Cable, Inc.	49,200	3,843,996

Verizon Communications, Inc.	475,500	17,964,390

Vodafone Group PLC ADR (United Kingdom)	119,400	3,476,928

		57,087,372
Conglomerates (2.2%)

3M Co.	34,100	3,314,861

General Electric Co.	805,600	16,474,520

Honeywell International, Inc.	79,800	4,886,154

Tyco International, Ltd.	86,600	4,220,884

		28,896,419
Consumer cyclicals (5.3%)

Ford Motor Co.(NON)	161,000	2,490,670

Home Depot, Inc. (The)	78,600	2,919,204

Kimberly-Clark Corp.	112,000	7,398,720

Limited Brands, Inc.	53,500	2,202,060

Lowe's Cos., Inc.	78,900	2,071,125

Marriott International, Inc. Class A	41,520	1,465,656

Omnicom Group, Inc.	85,400	4,200,826

Staples, Inc.	199,800	4,223,772

Target Corp.	94,500	4,639,950

Time Warner, Inc.	246,200	9,321,132

TJX Cos., Inc. (The)	185,600	9,951,872

Viacom, Inc. Class B	195,600	10,006,896

Wal-Mart Stores, Inc.	45,900	2,523,582

Walt Disney Co. (The)	150,100	6,469,310

		69,884,775
Consumer finance (0.3%)

American Express Co.	91,000	4,466,280

		4,466,280
Consumer staples (5.3%)

Avon Products, Inc.	61,300	1,800,994

Clorox Co.	39,600	2,758,536

Coca-Cola Co. (The)	67,300	4,540,058

Colgate-Palmolive Co.	47,400	3,998,190

CVS Caremark Corp.	245,300	8,889,672

General Mills, Inc.	24,200	933,636

Hertz Global Holdings, Inc.(NON)	158,400	2,726,064

Kellogg Co.	44,400	2,542,788

Kraft Foods, Inc. Class A	163,962	5,505,844

Lorillard, Inc.	11,100	1,182,150

Newell Rubbermaid, Inc.	220,600	4,204,636

PepsiCo, Inc.	25,900	1,784,251

Philip Morris International, Inc.	225,700	15,672,608

Procter & Gamble Co. (The)	159,500	10,351,550

SYSCO Corp.	134,900	3,899,959

		70,790,936
Energy (8.1%)

Anadarko Petroleum Corp.	20,800	1,641,952

Apache Corp.	14,700	1,960,539

Chevron Corp.	227,900	24,941,376

ConocoPhillips	73,700	5,817,141

Devon Energy Corp.	49,400	4,495,400

EOG Resources, Inc.	8,300	937,153

Exxon Mobil Corp.	302,100	26,584,800

Hess Corp.	40,900	3,515,764

Marathon Oil Corp.	103,700	5,603,948

Noble Corp. (Switzerland)	78,100	3,359,081

Occidental Petroleum Corp.	81,500	9,314,635

Petrohawk Energy Corp.(NON)	78,600	2,122,986

Schlumberger, Ltd.	60,595	5,438,401

Total SA ADR (France)	137,800	8,850,894

Valero Energy Corp.	88,600	2,507,380

		107,091,450
Financials (2.8%)

Citigroup, Inc.(NON)	1,568,500	7,199,415

Goldman Sachs Group, Inc. (The)	79,010	11,931,300

MetLife, Inc.	97,300	4,552,667

Progressive Corp. (The)	174,300	3,824,142

Prudential Financial, Inc.	152,700	9,684,234

		37,191,758
Health care (9.5%)

Abbott Laboratories	35,600	1,852,624

Aetna, Inc.	214,300	8,867,734

Baxter International, Inc.	178,500	10,156,650

Bristol-Myers Squibb Co.	119,400	3,355,140

Celgene Corp.(NON)	63,900	3,762,432

Covidien PLC (Ireland)	128,412	7,151,264

Johnson & Johnson	299,900	19,709,428

McKesson Corp.	23,000	1,909,230

Medtronic, Inc.	166,400	6,947,200

Merck & Co., Inc.	298,100	10,716,695

Novartis AG ADR (Switzerland)	28,600	1,692,262

Omnicare, Inc.	27,300	857,766

Pfizer, Inc.	1,017,858	21,334,304

Quest Diagnostics, Inc.	105,300	5,936,814

St. Jude Medical, Inc.	94,500	5,050,080

Stryker Corp.	79,600	4,696,400

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	33,800	1,545,674

Thermo Fisher Scientific, Inc.(NON)	135,300	8,116,647

WellPoint, Inc.	38,600	2,964,094

		126,622,438
Insurance (2.1%)

ACE, Ltd.	21,000	1,412,250

Allstate Corp. (The)	176,200	5,962,608

Chubb Corp. (The)	103,800	6,766,722

Marsh & McLennan Cos., Inc.	126,400	3,827,392

RenaissanceRe Holdings, Ltd.	27,400	1,925,672

Travelers Cos., Inc. (The)	116,700	7,384,776

		27,279,420
Investment banking/Brokerage (0.5%)

Morgan Stanley	282,240	7,380,576

		7,380,576
Real estate (0.7%)

Digital Realty Trust, Inc.(R)	17,600	1,061,984

Equity Residential Trust(R)	65,448	3,908,555

ProLogis(R)	92,700	1,510,083

Simon Property Group, Inc.(R)	28,762	3,294,399

		9,775,021
Technology (4.6%)

BMC Software, Inc.(NON)	49,400	2,481,362

Cisco Systems, Inc.	258,000	4,530,480

EMC Corp.(NON)	220,200	6,240,468

Hewlett-Packard Co.	189,800	7,662,226

IBM Corp.	25,100	4,281,558

Intel Corp.	160,400	3,719,676

KLA-Tencor Corp.	62,100	2,726,190

L-3 Communications Holdings, Inc.	49,500	3,969,405

Microsoft Corp.	133,000	3,460,660

Oracle Corp.	98,600	3,554,530

Qualcomm, Inc.	110,000	6,252,400

SanDisk Corp.(NON)	67,000	3,292,380

Texas Instruments, Inc.	107,100	3,805,263

Yahoo!, Inc.(NON)	278,600	4,945,150

		60,921,748
Transportation (0.3%)

FedEx Corp.	18,800	1,798,596

United Parcel Service, Inc. Class B	24,300	1,821,771

		3,620,367
Utilities and power (2.4%)

Ameren Corp.	165,300	4,844,943

American Electric Power Co., Inc.	108,400	3,954,432

Dominion Resources, Inc.	31,800	1,476,156

Duke Energy Corp.	60,000	1,119,000

Edison International	138,300	5,431,041

Entergy Corp.	109,200	7,613,424

Exelon Corp.	20,400	859,860

NextEra Energy, Inc.	17,600	995,632

PG&E Corp.	127,550	5,877,504

		32,171,992

Total common stocks (cost $638,129,837)		$797,565,419

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.3%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.6%)

Government National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, May 1, 2041	$20,000,000	$20,862,500
4s, February 20, 2041	10,943,341	11,096,377
3 1/2s, TBA, May 1, 2041	3,000,000	2,899,453

		34,858,330
U.S. Government Agency Mortgage Obligations (8.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, March 1, 2035	11,315	12,462
3 1/2s, with due dates from December 1, 2040 to February 1, 2041	48,823,163	46,534,578

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, May 1, 2041	24,000,000	26,246,251
6s, TBA, April 1, 2041	12,000,000	13,142,344
5 1/2s, with due dates from July 1, 2033 to November 1, 2038	10,586,929	11,408,784
5s, with due dates from August 1, 2033 to January 1, 2039	5,973,354	6,333,095
3 1/2s, with due dates from December 1, 2040 to March 1, 2041	5,999,999	5,730,703
3 1/2s, TBA, May 1, 2041	7,000,000	6,676,797

		116,085,014

Total U.S. government and agency mortgage obligations (cost $148,734,272)		$150,943,344

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.9%)(a)
	Principal amount	Value

Goldman Sachs Group, Inc (The) 1 5/8s, FDIC guaranteed notes, July 15, 2011	$6,750,000	$6,769,946

Morgan Stanley 2s, FDIC guaranteed notes, September 22, 2011	2,500,000	2,518,220

Wells Fargo & Co.
3s, FDIC guaranteed notes, December 9, 2011	1,100,000	1,118,654
2 1/8s, FDIC guaranteed notes, June 15, 2012	1,400,000	1,428,895

Total U.S. government agency obligations (cost $11,744,183)		$11,835,715

U.S. TREASURY OBLIGATIONS (3.9%)(a)
	Principal amount	Value

U.S. Treasury Bonds
5 1/4s, November 15, 2028	$900,000	$1,029,727
4 3/8s, November 15, 2039	3,900,000	3,878,977

U.S. Treasury Notes
3 5/8s, December 31, 2012	11,700,000	12,320,191
0 3/4s, September 15, 2013	400,000	399,891
0 5/8s, February 28, 2013	34,400,000	34,451,063

Total U.S. treasury obligations (cost $51,820,165)		$52,079,849

CORPORATE BONDS AND NOTES (15.6%)(a)
	Principal amount	Value

Basic materials (0.9%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021	$345,000	$369,909

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	1,545,000	1,990,588

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019	1,190,000	1,525,688

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s, 2017	1,450,000	1,596,813

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029	850,000	941,375

International Paper Co. sr. unsec. notes 7.95s, 2018	221,000	268,648

International Paper Co. sr. unsec. notes 9 3/8s, 2019	1,018,000	1,325,672

International Paper Co. sr. unsec. notes 8.7s, 2038	10,000	13,004

International Paper Co. sr. unsec. unsub. notes 7.3s, 2039	20,000	22,838

Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s, 2016	733,000	789,808

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)	450,000	599,804

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)	490,000	478,515

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	385,000	467,048

Sealed Air Corp. sr. notes 7 7/8s, 2017	585,000	660,839

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)	35,000	44,758

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)	51,000	61,583

Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)	16,000	19,473

Teck Resources Limited sr. unsec. unsub. notes 7s, 2012 (Canada)	30,000	32,040

Temple-Inland, Inc. sr. unsec. unsub. notes 6 7/8s, 2018	195,000	214,068

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096	180,000	187,996

Xstrata Finance Canada, Ltd. 144A company guaranty 5.8s, 2016 (Canada)	735,000	821,870

		12,432,337
Capital goods (0.3%)

Allied Waste North America, Inc. company guaranty sr. unsec. notes 6 7/8s, 2017	1,595,000	1,734,563

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	767,000	951,797

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038	975,000	1,114,931

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019	240,000	260,971

United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	215,000	243,004

United Technologies Corp. sr. unsec. notes 5.7s, 2040	100,000	107,902

		4,413,168
Communication services (1.4%)

American Tower Corp. sr. unsec. notes 7 1/4s, 2019	800,000	906,000

American Tower Corp. sr. unsec. unsub. notes 4 5/8s, 2015	555,000	584,667

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	705,000	777,983

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	1,194,000	1,254,896

AT&T, Inc. 144A sr. unsec. unsub. notes 5.35s, 2040	351,000	328,876

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	1,380,000	1,683,354

CenturyLink, Inc. sr. unsec. debs. bonds Ser. G, 6 7/8s, 2028	715,000	687,904

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P, 7.6s, 2039	305,000	307,838

Comcast Cable Communications company guaranty sr. unsub. notes 8 7/8s, 2017	290,000	367,757

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037	225,000	252,772

Cox Communications, Inc. 144A notes 5 7/8s, 2016	289,000	324,441

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020	710,000	706,623

France Telecom notes 8 1/2s, 2031 (France)	180,000	247,679

NBC Universal, Inc. 144A notes 6.4s, 2040	380,000	399,663

NBC Universal, Inc. 144A notes 5.15s, 2020	295,000	307,595

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)	95,000	122,306

Rogers Communications, Inc. sec. notes 6 3/8s, 2014 (Canada)	122,000	137,537

SBA Tower Trust 144A company guaranty asset backed notes 5.101s, 2017	1,125,000	1,182,283

TCI Communications, Inc. company guaranty 7 7/8s, 2026	2,395,000	3,007,076

Telefonica Emisones SAU company guaranty 6.221s, 2017 (Spain)	845,000	937,565

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038	640,000	734,594

Time Warner Cable, Inc. company guaranty sr. unsec. notes 7 1/2s, 2014	150,000	173,061

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039	355,000	385,862

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018	110,000	142,745

Verizon New Jersey, Inc. debs. 8s, 2022	770,000	924,691

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	980,000	1,146,747

		18,032,515
Consumer cyclicals (1.0%)

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020	475,000	502,307

CBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2030	730,000	867,106

CBS Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2012	8,000	8,439

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020	430,000	430,850

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040	370,000	385,599

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019	820,000	901,362

Expedia, Inc. company guaranty sr. unsec. notes 7.456s, 2018	325,000	361,969

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020	555,000	546,675

Expedia, Inc. 144A company guaranty sr. notes 8 1/2s, 2016	800,000	888,000

FUEL Trust 144A company guaranty asset backed notes 4.207s, 2016	1,245,000	1,271,279

Grupo Televisa SA sr. unsec. bonds 6 5/8s, 2040 (Mexico)	300,000	318,766

Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)	290,000	319,320

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016	846,000	871,380

News America Holdings, Inc. company guaranty 7 3/4s, 2024	1,045,000	1,249,738

News America Holdings, Inc. debs. 7 3/4s, 2045	1,064,000	1,273,649

Owens Corning company guaranty unsec. unsub. notes 9s, 2019	324,000	385,965

Staples, Inc. sr. unsec. notes 9 3/4s, 2014	445,000	535,122

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	170,000	215,120

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032	520,000	626,922

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021	120,000	121,433

Time Warner, Inc. debs. 9.15s, 2023	340,000	454,471

		12,535,472
Consumer staples (1.4%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018	375,000	499,304

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019	595,000	783,195

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039	165,000	229,156

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019	1,730,000	2,169,174

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)	495,000	499,351

Bunge Ltd., Finance Corp. company guaranty unsec. unsub. notes 4.1s, 2016	445,000	456,061

Campbell Soup Co. debs. 8 7/8s, 2021	855,000	1,149,254

CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s, 2037	2,293,000	2,270,070

CVS Pass-Through Trust 144A company guaranty notes 7.507s, 2032	747,910	875,660

CVS Pass-Through Trust 144A pass-through certificates 6.117s, 2013	148,360	156,822

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037	810,000	887,340

Diageo Investment Corp. company guaranty 8s, 2022 (Canada)	820,000	1,054,477

Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012	850,000	865,046

General Mills, Inc. sr. unsec. notes 5.65s, 2019	130,000	144,713

H.J. Heinz Finance Co. 144A company guaranty 7 1/8s, 2039	360,000	432,130

Kraft Foods, Inc. notes 6 1/8s, 2018	765,000	867,249

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	2,009,000	2,240,764

Kroger Co. company guaranty 6 3/4s, 2012	275,000	290,170

Kroger Co. company guaranty 6.4s, 2017	500,000	582,680

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	535,000	620,392

McDonald's Corp. sr. unsec. notes 5.7s, 2039	600,000	649,322

Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	285,000	292,125

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)	690,000	811,799

		18,826,254
Energy (0.6%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031	985,000	1,128,120

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017	400,000	451,784

Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	10,000	10,975

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020	235,000	261,144

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	205,000	229,333

Forest Oil Corp. company guaranty sr. unsec. notes 8s, 2011	610,000	632,113

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	225,000	236,239

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040	220,000	254,822

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	650,000	672,750

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041	390,000	399,178

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)	300,000	312,248

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)	825,000	836,664

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 5 1/2s, 2014 (Qatar)	675,000	732,758

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	480,000	464,446

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037	245,000	263,209

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017	280,000	317,912

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019 (Switzerland)	180,000	233,438

Weatherford International, Ltd. sr. notes 5 1/2s, 2016 (Switzerland)	455,000	494,504

		7,931,637
Financials (6.4%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039	500,000	537,729

Aflac, Inc. sr. unsec. notes 6.45s, 2040	345,000	353,288

American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	1,160,000	1,230,456

American Express Bank FSB sr. unsec. FRN Ser. BKNT, 0.527s, 2017	545,000	514,343

American Express Travel Related Services Co., Inc. sr. unsec. unsub. notes FRN Ser. EMTN, 0.411s, 2011	385,000	383,903

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058	300,000	336,000

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018	665,000	702,774

AON Corp. jr. unsec. sub. notes 8.205s, 2027	1,150,000	1,299,623

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	525,000	529,788

Bank Nederlandse Gemeenten 144A bonds 1 3/4s, 2015 (Netherlands)	12,100,000	11,943,110

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017	315,000	330,652

Bank One Corp. unsec. unsub. notes 5.9s, 2011	1,000,000	1,028,497

BankAmerica Capital III bank guaranteed jr. unsec. FRN 0.848s, 2027	2,755,000	2,234,162

Barclays Bank PLC jr. unsec. sub. notes FRN 6.278s, 2049	145,000	129,413

Barclays Bank PLC sr. unsec. unsub. notes 5s, 2016	270,000	290,552

Barclays Bank PLC 144A jr. unsec. sub. notes FRN 6.86s, 2049	280,000	267,400

Barclays Bank PLC 144A sub. notes 10.179s, 2021	804,000	1,045,932

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017	1,415,000	1,504,547

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	500,000	570,638

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018	331,000	388,906

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.113s, 2012	594,500	588,447

Capital One Bank USA NA sub. notes 8.8s, 2019	385,000	491,148

Capital One Capital III company guaranty 7.686s, 2036	320,000	329,600

Capital One Capital V company guaranty jr. unsec. sub. notes 10 1/4s, 2039	450,000	486,000

Citigroup, Inc. sr. unsec. sub. FRN 0.58s, 2016	123,000	115,422

Citigroup, Inc. sub. notes 5s, 2014	1,369,000	1,449,630

Citigroup, Inc. unsec. sub. notes 6 1/8s, 2036	200,000	197,571

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012	290,000	304,704

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021	210,000	220,186

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)	1,220,000	1,274,221

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017	279,000	305,156

Credit Suisse Guernsey sr. unsec. notes 5.3s, 2019	475,000	508,763

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN 5.86s, perpetual maturity (United Kingdom)	934,000	910,650

Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014 (United Kingdom)	635,000	668,343

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub. bonds FRB 5.628s, perpetual maturity	285,000	262,200

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)	361,000	404,006

Duke Realty LP sr. unsec. notes 6 1/4s, 2013(R)	19,000	20,603

Erac USA Finance Co. 144A company guaranty notes 2 1/4s, 2014	40,000	40,094

Erac USA Finance Co. 144A company guaranty sr. notes 5 1/4s, 2020	430,000	447,946

Fleet Capital Trust V bank guaranteed jr. sub. FRN 1.309s, 2028	1,057,000	853,879

GATX Financial Corp. notes 5.8s, 2016	560,000	609,734

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067	355,000	368,313

General Electric Capital Corp. sr. unsec. 5 5/8s, 2018	260,000	284,825

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.512s, 2016	455,000	437,076

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.403s, 2012	1,720,000	1,718,211

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 6 7/8s, 2039	1,589,000	1,820,324

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021	1,410,000	1,448,166

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	805,000	948,921

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	745,000	769,221

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040	1,540,000	1,610,319

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)	1,005,000	1,083,433

HSBC Finance Capital Trust IX FRN 5.911s, 2035	2,000,000	1,947,500

HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United Kingdom)	905,000	941,894

ING Bank NV 144A sr. unsec. notes FRN 1.36s, 2013 (Netherlands)	1,535,000	1,538,168

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	1,000,000	1,115,439

JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	499,000	520,336

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. notes FRN 1.313s, 2047	2,443,000	2,053,935

JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	523,000	538,012

Liberty Mutual Group, Inc. 144A company guaranty jr. sub. notes FRB 10 3/4s, 2058	1,285,000	1,754,025

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	1,060,000	986,545

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 6 3/8s, 2021 (United Kingdom)	280,000	298,455

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	1,850,000	1,887,868

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)	1,020,000	1,055,761

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039	815,000	1,135,465

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	1,565,000	1,819,084

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037	1,300,000	1,458,686

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	590,000	590,021

Nationwide Financial Services notes 5 5/8s, 2015	465,000	474,222

Nationwide Health Properties, Inc. notes 6 1/2s, 2011(R)	680,000	687,313

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	415,000	458,504

Nordea Bank AB 144A jr. unsec. sub. notes FRN 5.424s, 2015 (Sweden)	525,000	512,402

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	370,000	343,995

OneBeacon US Holdings, Inc. company guaranty sr. unsec. notes 5 7/8s, 2013	125,000	130,749

Pacific LifeCorp 144A sr. notes 6s, 2020	365,000	393,425

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037	2,020,000	2,136,150

Prudential Financial, Inc. sr. notes 7 3/8s, 2019	600,000	714,497

Prudential Financial, Inc. sr. notes 6.2s, 2015	190,000	211,955

Prudential Holdings LLC sr. notes FRN Ser. AGM, 1.184s, 2017	210,000	196,346

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 6.4s, 2019 (United Kingdom)	355,000	375,962

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)	900,000	935,180

Simon Property Group LP sr. unsec. unsub. notes 10.35s, 2019(R)	216,000	300,510

Simon Property Group LP sr. unsec. unsub. notes 5.65s, 2020(R)	361,000	392,730

Societe Generale 144A jr. unsec. sub. bonds FRB 1.051s, 2017 (France)	385,000	302,595

Standard Chartered PLC 144A jr. sub. bonds FRB 7.014s, 2049 (United Kingdom)	800,000	781,640

State Street Capital Trust IV company guaranty jr. unsec. sub. bonds FRB 1.31s, 2037	1,790,000	1,495,403

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)	265,000	293,338

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019	480,000	513,757

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039	750,000	868,598

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)	555,000	574,448

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	1,060,000	1,197,620

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	145,000	162,942

WEA Finance LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2019	900,000	1,043,549

Wells Fargo Bank NA unsec. sub. notes FRN 0.524s, 2016	710,000	677,674

Wells Fargo Capital XV bank guaranteed jr. unsec. sub. FRB 9 3/4s, perpetual maturity	435,000	479,044

Westpac Capital Trust III 144A unsec. sub. notes FRN 5.819s, perpetual maturity (Australia)	1,010,000	1,022,322

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021 (United Kingdom)	450,000	460,955

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037	159,000	163,770

		84,541,614
Government (0.7%)

European Investment Bank sr. unsec. unsub. notes 4 7/8s, 2036 (Supra-Nation)	4,000,000	4,133,800

International Bank for Reconstruction & Development unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)	4,000,000	5,370,068

		9,503,868
Health care (0.1%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	95,000	108,158

Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	110,000	132,898

Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	275,000	308,523

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037	335,000	372,893

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020	121,000	123,636

UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	180,000	181,168

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017(R)	470,000	499,824

WellPoint, Inc. notes 7s, 2019	155,000	184,724

		1,911,824
Technology (0.2%)

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	281,000	311,064

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	715,000	795,034

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018	915,000	1,035,305

Tyco Electronics Group SA company guaranty sr. unsec. notes 4 7/8s, 2021 (Luxembourg)	195,000	201,653

		2,343,056
Transportation (0.3%)

American Airlines Pass-Through Trust 2001-01 pass-through certificates Ser. 01-1, 6.817s, 2011	100,000	100,150

Burlington Northern Santa Fe Corp. debs. 5 3/4s, 2040	145,000	149,360

Burlington Northern Santa Fe Corp. sr. unsec. notes 7s, 2014	275,000	314,041

Burlington Northern Santa Fe Corp. sr. unsec. notes 4.7s, 2019	425,000	448,677

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018	114,286	121,143

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017	331,582	348,161

Northwest Airlines Corp. pass-through certificates Ser. 00-1, 7.15s, 2019	1,369,008	1,365,586

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022	744,175	805,570

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014	590,000	631,973

		4,284,661
Utilities and power (2.3%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	500,000	532,840

Ameren Illinois Co. sr. notes 9 3/4s, 2018	725,000	948,098

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	510,000	508,714

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	1,230,000	1,386,402

Beaver Valley Funding Corp. sr. bonds 9s, 2017	639,000	700,989

Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	975,000	1,079,745

Bruce Mansfield Unit pass-through certificates 6.85s, 2034	2,255,563	2,383,468

Commonwealth Edison Co. 1st mtge. 6.15s, 2017	275,000	317,082

Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s, 2033	500,000	519,101

Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	495,000	553,439

Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014	530,000	583,527

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	375,000	393,994

Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B, 6.3s, 2066	2,310,000	2,286,900

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017	10,000	11,466

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Portugal)	685,000	655,411

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032	490,000	606,509

Electricite de France 144A notes 6.95s, 2039 (France)	655,000	776,698

Electricite de France 144A sr. notes 5.6s, 2040 (France)	640,000	649,221

Electricite de France 144A sr. notes 4.6s, 2020 (France)	440,000	453,474

Enel Finance Intl. SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Luxembourg)	360,000	367,625

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 5.95s, 2041	435,000	435,514

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.2s, 2016	610,000	615,645

FirstEnergy Corp. notes Ser. B, 6.45s, 2011	164,000	168,430

Iberdrola Intl. BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036	185,000	198,631

ITC Holdings Corp. 144A notes 5 7/8s, 2016	272,000	303,059

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	365,000	402,065

Kansas Gas & Electric bonds 5.647s, 2021	328,828	358,482

KCP&L Greater Missouri Operations Co. sr. unsec. unsub. notes 11 7/8s, 2012	735,000	818,351

National Fuel Gas Co. notes 5 1/4s, 2013	30,000	31,818

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	295,000	351,052

NiSource Finance Corp. company guaranty sr. unsec. notes 10 3/4s, 2016	360,000	470,850

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	350,000	384,066

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	140,000	144,556

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	331,000	361,842

Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012	548,278	549,720

PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	50,000	54,097

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)	1,285,000	1,322,834

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067	656,000	653,540

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018	1,080,000	1,214,893

Spectra Energy Capital, LLC sr. notes 8s, 2019	820,000	1,007,687

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017	110,000	127,157

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019	1,024,000	1,309,097

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)	975,000	993,114

Union Electric Co. 1st mtge. sr. sec. bonds 6.7s, 2019	960,000	1,116,762

Wisconsin Energy Corp. jr. unsec. sub. notes FRN 6 1/4s, 2067	1,945,000	1,954,725

		31,062,690

Total corporate bonds and notes (cost $193,528,019)		$207,819,096

CONVERTIBLE PREFERRED STOCKS (1.5%)(a)
	Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.	58,652	$4,126,168

General Motors Co. Ser. B, $2.375 cv. pfd.	74,897	3,726,126

Hartford Financial Services Group, Inc. (The) $1.182 cv. pfd.	145,819	3,937,113

MetLife, Inc. $3.75 cv. pfd.	30,500	2,675,460

PPL Corp. $4.75 cv. pfd.	55,331	3,117,349

PPL Corp. $4.375 cv. pfd.	43,000	2,313,830

Total convertible preferred stocks (cost $18,260,658)		$19,896,046

MORTGAGE-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value

CS First Boston Mortgage Securities Corp. Ser. 04-C1, Class B, 4.855s, 2037	$1,407,000	$1,440,461

Federal Home Loan Mortgage Corp.
Ser. T-56, Class A, IO, 0.524s, 2043	6,033,378	113,126
Ser. T-56, Class 3, IO, 0.468s, 2043	7,051,346	4,407
Ser. T-56, Class 1, IO, 0.292s, 2043	9,402,897	7,346
Ser. T-56, Class 2, IO, 0.117s, 2043	8,470,010	793

Federal National Mortgage Association Ser. 01-79, Class BI, IO, 0.319s, 2045	2,074,050	23,333

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036	333,119	306,469

Government National Mortgage Association FRB Ser. 07-73, Class KI, IO, zero %, 2037	1,977,681	30,593

GS Mortgage Securities Corp. II 144A Ser. 98-C1, Class F, 6s, 2030	991,728	996,687

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	715,303	721,745
Ser. 99-C1, Class G, 6.41s, 2031	765,731	756,625
Ser. 98-C4, Class H, 5.6s, 2035	1,074,000	1,125,039

Merrill Lynch Mortgage Investors, Inc. FRB Ser. 98-C3, Class E, 7.045s, 2030	644,000	686,017

Morgan Stanley Capital I
FRB Ser. 07-HQ12, Class A2, 5.777s, 2049	1,564,124	1,591,353
FRB Ser. 07-HQ12, Class A2FL, 0.471s, 2049	719,741	665,904

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2033	456,000	18,240

Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2, Class A, 0.563s, 2034	389,239	312,364

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-WL5A, Class L, 3.519s, 2018	771,000	462,600

Total mortgage-backed securities (cost $9,123,668)		$9,263,102

INVESTMENT COMPANIES (0.5%)(a)
	Shares	Value

Utilities Select Sector SPDR Fund	213,900	$7,092,924

Total investment companies (cost $5,522,769)		$7,092,924

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34	$215,000	$240,417

IL State G.O. Bonds
4.421s, 1/1/15	420,000	431,411
4.071s, 1/1/14	1,250,000	1,287,800

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49	350,000	357,938

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40	275,000	263,497

Total municipal bonds and notes (cost $2,511,514)		$2,581,063

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

Omnicare, Inc. cv. sr. sub. notes 3 3/4s, 2025	$940,000	$1,253,584

Total convertible bonds and notes (cost $940,000)		$1,253,584

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041	$226,000	$239,246

Korea Development Bank sr. unsec. unsub. notes 4s, 2016	450,000	457,828

Total foreign government bonds and notes (cost $683,834)		$697,074

ASSET-BACKED SECURITIES (—%)(a)
	Principal amount	Value

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)	$194,241	$19

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.213s, 2037	308,000	52,360

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.969s, 2032	422,686	84,537

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028	1,429,858	216,302

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	1,769,893	212,381

Total asset-backed securities (cost $717,974)		$565,599

SHORT-TERM INVESTMENTS (10.2%)(a)
	Principal amount/shares	Value

Dexia Credit Local SA NY certificates of deposit, FRN, Ser. YCD, 0.413s, 2013(M)	$3,125,000	$3,125,000

Putnam Money Market Liquidity Fund 0.08%(e)	132,368,570	132,368,570

Total short-term investments (cost $135,493,570)		$135,493,570

TOTAL INVESTMENTS

Total investments (cost $1,217,210,463)(b)		$1,397,086,385

TBA SALE COMMITMENTS OUTSTANDING at 4/30/11 (proceeds receivable $15,861,563) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, April 1, 2041	$12,000,000	4-13-11	$13,142,344
FNMA, 3 1/2s, May 1, 2041	3,000,000	5-12-11	2,861,484

Total			$16,003,828

Key to holding's abbreviations
ADR	American Depository Receipts
EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P 500 Index Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2010 through April 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,329,433,101.
(b)	The aggregate identified cost on a tax basis is $1,236,862,682, resulting in gross unrealized appreciation and depreciation of $181,914,172 and $21,690,469, respectively, or net unrealized appreciation of $160,223,703.
(NON)	Non-income-producing security.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $122,554 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $501,790,741 and $436,976,424, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(M)	The security's effective maturity date is less than one year.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $53,097,188 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$25,706,204	$—	$—
Capital goods	44,044,503	—	—
Communication services	57,087,372	—	—
Conglomerates	28,896,419	—	—
Consumer cyclicals	69,884,775	—	—
Consumer staples	70,790,936	—	—
Energy	107,091,450	—	—
Financials	170,727,215	—	—
Health care	126,622,438	—	—
Technology	60,921,748	—	—
Transportation	3,620,367	—	—
Utilities and power	32,171,992	—	—
Total common stocks	797,565,419	—	—
Asset-backed securities	—	565,599	—
Convertible bonds and notes	—	1,253,584	—
Convertible preferred stocks	—	19,896,046	—
Corporate bonds and notes	—	207,819,096	—
Foreign government bonds and notes	—	697,074	—
Investment companies	7,092,924	—	—
Mortgage-backed securities	—	9,263,102	—
Municipal bonds and notes	—	2,581,063	—
U.S. Government agency obligations	—	11,835,715	—
U.S. Government and agency mortgage obligations	—	150,943,344	—
U.S. Treasury Obligations	—	52,079,849	—
Short-term investments	132,368,570	3,125,000	—

Totals by level	$937,026,913	$460,059,472	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

TBA sale commitments	$—	$(16,003,828)	$—

Totals by level	$—	$(16,003,828)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

George Putnam Balanced Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: June 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 28, 2011